Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 12. Commitments and Contingencies
Contingent Earnout
On June 28, 2019, in relation to the Self Administration Transaction, 3,283,302
Class A-2
limited partnership units of the Operating Partnership
(“Class A-2
Units”), were issued to SS OP Holdings as consideration.
Class A-2
Units could convert into
Class A-1
Units as earnout consideration, as described below. The
Class A-2
Units were not entitled to cash distributions or the allocation of any profits or losses in the Operating Partnership until the
Class A-2
Unit into
Class A-1
Units.
The conversion features of the
Class A-2
Units were as follows: (A) the first time the aggregate incremental assets under management, as amended (“AUM”) (as defined in the Operating Partnership Agreement) of the Operating Partnership equals or exceeds $300,000,000, one-third
of the
Class A-2
Units would automatically convert into
Class A-1
Units, (B) the first time the incremental AUM of the Operating Partnership equaled or exceeded $500,000,000, an additional one-third
of the
Class A-2
Units would automatically convert into
Class A-1
Units, and (C) the first time the incremental AUM equals or exceeds $700,000,000, the remaining one-third
of the
Class A-2
Units would automatically convert into
Class A-1
Units (each an “Earnout Achievement Date”). On each Earnout Achievement Date, the
Class A-2
Units would automatically convert into
Class A-1
Units based on an earnout exchange ratio, which is equal to $10.66 divided by the then current value of our
Class A-1
Units, as provided in the Operating Partnership Agreement.

On March 24, 2021, we, as the general partner of our Operating Partnership, entered into Amendment No. 3 (the “Amendment”) to the Operating Partnership Agreement, to make certain revisions to Exhibit D (Description of
Class A-2
Units) to the Operating Partnership Agreement.
The Amendment (i) revised the definition of “AUM” in connection with the earnout of the
Class A-2
Units so that it (A) included assets acquired by us and our affiliates and (B) included 100% of any joint venture assets, rather than a pro rata percentage, and (ii) clarifies that the
Class A-2
Units may be transferred after the
two-year
holding period.
On March 24, 2021, 1,094,434
Class A-2
Units held by SS OP Holdings, were converted into 1,121,795
Class A-1
Units pursuant to the achievement of the first tier of earnout consideration. The fair value of the contingent earnout liability was reduced as the
Class A-2
Units were converted into
Class A-1
Units in our Operating Partnership and the fair value of such units was reclassified to the noncontrolling interest in our Operating Partnership line in the equity section of our consolidated balance sheet.
On October 19, 2021, the Nominating and Corporate Governance Committee of our board of directors and our board of directors approved resolutions providing that the denominator in the calculation of the earnout exchange ratio will be $10.66 (the value of the Class A common stock at the time of the Self Administration Transaction, pursuant to which the earnout was established) for the subsequent 12 months, until October 19, 2022. Thereafter the denominator in the calculation of the earnout exchange ratio would be as provided in the Operating Partnership Agreement.
On March 29, 2022, 1,094,434
Class A-2
Units were converted into 1,094,434
Class A-1
Units pursuant to the achievement of the second tier of earnout consideration. The fair value of the contingent earnout liability was reduced as the
Class A-2
Units were converted into
Class A-1
Units in our Operating Partnership and the fair value of such units was reclassified to the noncontrolling interest in our Operating Partnership line in the equity section of our consolidated balance sheet.
On August 9, 2022, pursuant to the revised definition of AUM as described above, we reached the incremental assets under management threshold of $700 million, and 1,094,434
Class A-2
Units were converted into 1,094,434
Class A-1
Units pursuant to the achievement of the third and final tier of earnout consideration. The fair value of the contingent earnout liability was eliminated as the
Class A-2
Units were converted into
Class A-1
Units in our Operating Partnership and the fair value of such units was reclassified to the noncontrolling interest in our Operating Partnership line in the equity section of our consolidated balance sheet.
Distribution Reinvestment Plan
We have adopted an amended and restated distribution reinvestment plan (our “DRP”) that allows both our Class A and Class T stockholders to have distributions otherwise distributable to them invested in additional shares of our Class A and Class T Shares, respectively. Under our DRP, the Board may amend, modify, suspend or terminate our plan for any reason upon 10 days’ written notice to the participants. The purchase price per share pursuant to our DRP is equivalent to the estimated value per share approved by our board of directors and in effect on the date of purchase of shares under the plan. In conjunction with the board of directors’ declaration of a new estimated value per share of our common stock on December 6, 2022, any shares sold pursuant to our distribution reinvestment plan will be sold at our new estimated value per share of $15.21 per Class A Share and Class T Share. Please see the section below titled “Suspension and Partial Resumption of DRP and SRP” for additional information. As of September 30, 2023, we had sold approximately 7.9 million Class A Shares and approximately 1.1 million Class T Shares through our DRP Offering.

Share Redemption Program
As described in “Note 2 – Summary of Significant Accounting Policies – Redeemable Common Stock,” we have an SRP. Please refer to that section for additional details. Pursuant to the SRP, we may redeem the shares of stock presented for redemption for cash to the extent that such requests comply with the below terms of our SRP and we have sufficient funds available to fund such redemption. All redemption requests received, and not withdrawn, on or prior to the last day of the applicable quarter are processed on the last business day of the month following the end of the quarter in which the redemption requests were received.
Our board of directors may amend, suspend or terminate the SRP with 30 days’ notice to our stockholders. We may provide this notice by including such information in a Current Report on Form
8-K
or in our annual or quarterly reports, all publicly filed with the SEC, or by a separate mailing to our stockholders.
On August 20, 2020, our board of directors amended the terms of the SRP to revise the redemption price per share for all redemptions under the SRP to be equal to the most recently published estimated net asset value per share of the applicable share class (the “SRP Amendment”). Prior to the SRP Amendment, the redemption amount was the lesser of the amount the stockholders paid for their shares or the price per share in the current offering. On December 6, 2022, we declared a new estimated net asset value per share and the redemption price under our SRP immediately changed to $15.21 (our current estimated net asset value per share).
There are several limitations in addition to those noted above on our ability to redeem shares under the SRP including, but not limited to:

•	During any calendar year, we will not redeem in excess of 5% of the weighted-average number of shares outstanding during the prior calendar year.

•	The cash available for redemption is limited to the proceeds from the sale of shares pursuant to our distribution reinvestment plan, less any prior redemptions.

•
We have no obligation to redeem shares if the redemption would violate the restrictions on distributions under Maryland law, which prohibits distributions that would cause a corporation to fail to meet statutory tests of solvency.

During the nine months ended September 30, 2023, approximately 1.2 million shares or $18.9 million of requests that met the eligibility criteria were requested to be redeemed; approximately $4.7 million and $7.2 million of which were fulfilled in April and July, 2023, respectively, and approximately $7.0 million of which were included in accounts payable and accrued liabilities within our consolidated balance sheets as of September 30, 2023 and fulfilled in October 2023.
For the year ended December 31, 2022, we received redemption requests totaling approximately $2.4 million (approximately 0.2 million shares). Due to the complete suspension of our SRP at such time we were unable to honor redemption requests made during the year ended December 31, 2022.
Please see the section below titled “Suspension and Partial Resumption of DRP and SRP” for additional information.
Suspension and Partial Resumption of DRP and SRP
In connection with a review of liquidity alternatives by the Board, on March 7, 2022, the Board approved the full suspension of our DRP and SRP. However, on March 16, 2023, the DRP was fully reinstated and the SRP was partially reinstated to allow for redemptions solely sought in connection with a stockholder’s death, “qualifying disability” (as that term is defined in the SRP), confinement to a long-term care facility, or other exigent circumstances. All other redemptions remain suspended at this time. All previously received and reconfirmed redemption requests, along with such requests received during the three months ended March 31, 2023 that correctly met the eligibility criteria above, were redeemed in April 2023, in accordance with the SRP.
For those stockholders that had elected to participate in the DRP prior to its suspension in March 2022, distributions automatically reverted back to being reinvested through the DRP effective for the month of March 2023 (to the extent we are qualified to offer shares pursuant to the DRP in accordance with applicable state laws).
Prior to the most current suspension and resumption effective in March 2022 and March 2023, respectively, as described above, on August 26, 2019, our board of directors previously approved a partial suspension of our SRP, effective as of September 27, 2019, so that common shares were redeemable at the option of the holder only in connection with a stockholder’s death, “qualifying disability” (as that term is defined in the SRP), confinement to a long-term care facility, or other exigent circumstances. Additionally, in an effort to preserve cash in light of the uncertainty relating to
COVID-19
and its potential impact on our overall financial results, on March 30, 2020, our board of directors approved the complete suspension of our SRP, effective on April 29, 2020. On August 20, 2020, our board of directors partially reinstated the SRP, effective as of September 23, 2020.
Operating Partnership Redemption Rights
Generally, the limited partners of our Operating Partnership have the right to cause our Operating Partnership to redeem their limited partnership units for cash equal to the value of an equivalent number of our shares, or, at our option, we may purchase their limited partnership units by issuing one share of our common stock for each limited partnership unit redeemed. These rights may not be exercised under certain circumstances that could cause us to lose our REIT election. Furthermore, limited partners may exercise their redemption rights only after their limited partnership units have been outstanding for one year.
Additionally, the
Class A-1
Units issued in connection with the Self Administration Transaction are subject to the general restrictions on transfer contained in the Operating Partnership Agreement. The
Class A-1
Units are otherwise entitled to all rights and duties of the Class A limited partnership units in the Operating Partnership, including cash distributions and the allocation of any profits or losses in the Operating Partnership.
Other Contingencies and Commitments
We have severance arrangements which cover certain members of our management team; these provide for severance payments upon certain events, including after a change of control.
See Note 10 – Related Party Transactions related to our debt investments in the Managed REITs and our sponsor funding agreement with SST VI for more information about our contingent obligations under these agreements.
As of September 30, 2023, pursuant to various contractual relationships, we are required to make other non-cancellable
payments in the amounts of approximately $2.1 million and $2.6 million during the years ending December 31, 2023 and 2024, respectively.

From time to time, we are party to legal, regulatory and other proceedings that arise in the ordinary course of our business. In accordance with applicable accounting guidance, management accrues an estimated liability when those matters present loss contingencies that are both probable and reasonably estimable. In such cases, there may be an exposure to loss in excess of any amounts accrued. We are not aware of any such proceedings of which the outcome is reasonably likely to have a material adverse effect on our results of operations or financial condition.

Note 12. Commitments and Contingencies
Contingent Earnout
On June 28, 2019, in relation to the Self Administration Transaction, 3,283,302
Class A-2
limited partnership units of the Operating Partnership (“Class
A-2
Units”), were issued to SS OP Holdings as consideration.
Class A-2
Units could convert into
Class A-1
Units as earnout consideration, as described below. The
Class A-2
Units were not entitled to cash distributions or the allocation of any profits or losses in the Operating Partnership until the
Class A-2
Unit into
Class A-1
Units.
The conversion features of the
Class A-2
Units were as follows: (A) the first time the aggregate incremental assets under management, as amended (“AUM”) (as defined in the Operating Partnership Agreement) of the Operating Partnership equals or exceeds $300,000,000, one-third
of the
Class A-2
Units would automatically convert into
Class A-1
Units, (B) the first time the incremental AUM of the Operating Partnership equaled or exceeded $500,000,000, an additional one-third
of the
Class A-2
Units would automatically convert into
Class A-1
Units, and (C) the first time the incremental AUM equals or exceeds $700,000,000, the remaining one-third
of the
Class A-2
Units would automatically convert into
Class A-1
Units (each an “Earnout Achievement Date”). On each Earnout Achievement Date, the
Class A-2
Units would automatically convert into
Class A-1
Units based on an earnout exchange ratio, which is equal to $10.66 divided by the then current value of our
Class A-1
Units, as provided in the Operating Partnership Agreement.
On March 24, 2021, we, as the general partner of our Operating Partnership, entered into Amendment No. 3 (the “Amendment”) to the Operating Partnership Agreement, to make certain revisions to Exhibit D (Description of
Class A-2
Units) to the Operating Partnership Agreement.
The Amendment (i) revised the definition of “AUM” in connection with the earnout of the
Class A-2
Units so that it (A) included assets acquired by us and our affiliates and (B) included 100% of any joint venture assets, rather than a pro rata percentage, and (ii) clarifies that the
Class A-2
Units may be transferred after the
two-year
holding period.
On March 24, 2021, 1,094,434
Class A-2
Units held by SS OP Holdings, were converted into 1,121,795
Class A-1
Units pursuant to the achievement of the first tier of earnout consideration. The fair value of the contingent earnout liability was reduced as the
Class A-2
Units were converted into
Class A-1
Units in our Operating Partnership and the fair value of such units was reclassified to the noncontrolling interest in our Operating Partnership line in the equity section of our consolidated balance sheet.
On October 19, 2021, the Nominating and Corporate Governance Committee of our board of directors and our board of directors approved resolutions providing that the denominator in the calculation of the earnout exchange ratio will be $10.66 (the value of the Class A common stock at the time of the Self Administration Transaction, pursuant to which the earnout was established) for the subsequent 12 months, until October 19, 2022. Thereafter the denominator in the calculation of the earnout exchange ratio would be as provided in the Operating Partnership Agreement.
On March 29, 2022, 1,094,434
Class A-2
Units were converted into 1,094,434
Class A-1
Units pursuant to the achievement of the second tier of earnout consideration. The fair value of the contingent earnout liability was reduced as the
Class A-2
Units were converted into
Class A-1
Units in our Operating Partnership and the fair value of such units was reclassified to the noncontrolling interest in our Operating Partnership line in the equity section of our consolidated balance sheet.

On August 9, 2022, pursuant to the revised definition of AUM as described above, we reached the incremental assets under management threshold of $700 million, and 1,094,434
Class A-2
Units were converted into 1,094,434
Class A-1
Units pursuant to the achievement of the third and final tier of earnout consideration. The fair value of the contingent earnout liability was eliminated as the
Class A-2
Units were converted into
Class A-1
Units in our Operating Partnership and the fair value of such units was reclassified to the noncontrolling interest in our Operating Partnership line in the equity section of our consolidated balance sheet.
Distribution Reinvestment Plan
We have adopted an amended and restated distribution reinvestment plan (our “DRP”) that allows both our Class A and Class T stockholders to have distributions otherwise distributable to them invested in additional shares of our Class A and Class T Shares, respectively. The purchase price per share pursuant to our DRP is equivalent to the estimated value per share approved by our board of directors and in effect on the date of purchase of shares under the plan. In conjunction with the board of directors’ declaration of a new estimated value per share of our common stock on December 6, 2022, any shares sold pursuant to our distribution reinvestment plan will be sold at our new estimated value per share of $15.21 per Class A Share and Class T Share. However, as described below, on March 7, 2022, our board of directors approved the suspension of our DRP, effective on April 15, 2022, therefore our last shares issued pursuant to the DRP were on March 15, 2022.
Share Redemption Program
As described in Note 2 – Summary of Significant Accounting Policies, we have an SRP, which is fully suspended. Pursuant to the SRP, we may redeem the shares of stock presented for redemption for cash to the extent that such requests comply with the below terms of our SRP and we have sufficient funds available to fund such redemption.
Our board of directors may amend, suspend or terminate the SRP with 30 days’ notice to our stockholders. We may provide this notice by including such information in a Current Report on Form
8-K
or in our annual or quarterly reports, all publicly filed with the SEC, or by a separate mailing to our stockholders.
On August 20, 2020, our board of directors amended the terms of the SRP to revise the redemption price per share for all redemptions under the SRP to be equal to the most recently published estimated net asset value per share of the applicable share class (the “SRP Amendment”). Prior to the SRP Amendment, the redemption amount was the lesser of the amount the stockholders paid for their shares or the price per share in the current offering. On December 6, 2022, we declared a new estimated net asset value per share and the redemption price under our SRP immediately changed to $15.21 (our current estimated net asset value per share).
There are several limitations in addition to those noted above on our ability to redeem shares under the SRP including, but not limited to:

•	During any calendar year, we will not redeem in excess of 5% of the weighted-average number of shares outstanding during the prior calendar year.

•	The cash available for redemption is limited to the proceeds from the sale of shares pursuant to our distribution reinvestment plan, less any prior redemptions.

•
We have no obligation to redeem shares if the redemption would violate the restrictions on distributions under Maryland law, which prohibits distributions that would cause a corporation to fail to meet statutory tests of solvency.

For the year ended December 31, 2022, we received redemption requests totaling approximately $2.4 million (approximately 0.2 million shares). Due to the complete suspension of our SRP we were unable to honor redemption requests made during the year ended December 31, 2022.
For the year ended December 31, 2021, we received redemption requests totaling approximately $5.6 million (approximately 0.4 million shares), approximately $3.9 million of which were fulfilled during the year ended December 31, 2021, with the remaining approximately $1.7 million included in accounts payable and accrued liabilities as of December 31, 2021 and fulfilled in January 2022.
For the year ended December 31, 2020, we received redemption requests totaling approximately $2.0 million (approximately 0.2 million shares), approximately $1.3 million of which were fulfilled during the year ended December 31, 2020, with the remaining approximately $0.7 million included in accounts payable and accrued liabilities as of December 31, 2020 and fulfilled in January 2021.
As described below, on March 7, 2022, our board of directors approved the complete suspension of our SRP, effective immediately.
Suspension of DRP and SRP
In connection with a review of liquidity alternatives by the Board, on March 7, 2022, the Board approved the full suspension of our DRP and SRP. Under our DRP, the Board may amend, modify, suspend or terminate our plan for any reason upon 10 days’ written notice to the participants.
Consistent with the terms of our DRP, distributions declared by the Board for the month of February 2022, which were paid on or about March 15, 2022, were not affected by this suspension. However, beginning with the distributions declared by the Board for the month of March 2022, which were paid in April 2022, and continuing until such time as the Board may approve the resumption of the DRP, if ever, all distributions declared by the Board will be paid to our stockholders in cash.
Prior to the suspension of our SRP, consistent with its terms, all redemption requests received, and not withdrawn, on or prior to the last day of the applicable quarter were processed on the last business day of the month following the end of the quarter in which the redemption requests were received. Accordingly, redemption requests received during the fourth quarter of 2021 were processed on January 31, 2022, and redemption requests received during the first quarter of 2022 ordinarily would have needed to be received on or prior to March 31, 2022 and would have been processed on April 30, 2022. However, the effective date of the aforementioned suspension of our SRP occurred prior to March 31, 2022. Accordingly, any redemption requests received during the year ended December 31, 2022, or any future quarter, will not be processed until the Board approves the resumption of our SRP, if ever.
Operating Partnership Redemption Rights
Generally, the limited partners of our Operating Partnership, have the right to cause our Operating Partnership to redeem their limited partnership units for cash equal to the value of an equivalent number of our shares, or, at our option, we may purchase their limited partnership units by issuing one share of our common stock for each limited partnership unit redeemed. These rights may not be exercised under certain circumstances that could cause us to lose our REIT election. Furthermore, limited partners may exercise their redemption rights only after their limited partnership units have been outstanding for one year.

Additionally, the
Class A-1
Units issued in connection with the Self Administration Transaction are subject to the general restrictions on transfer contained in the Operating Partnership Agreement. The
Class A-1
Units are otherwise entitled to all rights and duties of the Class A limited partnership units in the Operating Partnership, including cash distributions and the allocation of any profits or losses in the Operating Partnership.
Other Contingencies and Commitments
We have severance arrangements which cover certain members of our management team; these provide for severance payments upon certain events, including after a change of control.
See Note 10 – Related Party Transactions related to our debt investments in the Managed REITs for more information about our contingent obligations under these agreements.
As of December 31, 2022, pursuant to various contractual relationships, we are required to make other non-cancellable
payments in the amounts of approximately $2.4 million, and $2.5 million during the years ending December 31, 2023 and 2024, respectively.
From time to time, we are party to legal, regulatory and other proceedings that arise in the ordinary course of our business. In accordance with applicable accounting guidance, management accrues an estimated liability when those matters present loss contingencies that are both probable and reasonably estimable. In such cases, there may be an exposure to loss in excess of any amounts accrued. We are not aware of any such proceedings of which the outcome is reasonably likely to have a material adverse effect on our results of operations or financial condition.